SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Summary Of Significant Accounting Policies Details
Computer equipment	$ 8,522
Less accumulated depreciation	(4,780)
Total	$ 3,742